Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Computer hardware	$ 97,663	$ 12,570	$ 63,367
Sub-total	97,663	12,570	63,367
Less: accumulated depreciation	(23,529)	(3,028)	(8,250)
Property and equipment, net	$ 74,134	$ 9,542	$ 55,117